Financial assets and liabilities at fair value - Financial assets and liabilities at fair value in level 3 (Details) - SEK (kr) kr in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Reconciliation of changes in fair value measurement, liabilities
Financial liabilities at beginning of period	kr (314,304)
Financial liabilities at end of period	(322,449)	kr (314,304)
Level 3
Financial assets and liabilities at fair value in level 3
Financial assets and liabilities at fair value, at the beginning of period	(3,661)	(4,903)
Settlements & sales	1,730	588
Transfers from Level 3	404
Gains (+) and losses (-) through profit or loss	2	(10)
Gains (+) and losses (-) in other comprehensive income	10	(22)
Exchange rate differences	(98)	686
Financial assets and liabilities at fair value, at the end of period	(1,614)	(3,661)
Unrealized fair value changes	(1)	(10)
Debt securities issued | Level 3
Reconciliation of changes in fair value measurement, liabilities
Financial liabilities at beginning of period	(2,598)	(3,452)
Settlements & sales	1,188	414
Transfers from Level 3	346
Gains (+) and losses (-) through profit or loss	38	(32)
Gains (+) and losses (-) in other comprehensive income	10	(22)
Exchange rate differences	(20)	494
Financial liabilities at end of period	(1,037)	(2,598)
Derivatives | Level 3
Financial assets and liabilities at fair value in level 3
Financial assets and liabilities at fair value, at the beginning of period	(1,063)	(1,451)
Settlements & sales	543	174
Transfers from Level 3	58
Gains (+) and losses (-) through profit or loss	(36)	22
Exchange rate differences	(78)	192
Financial assets and liabilities at fair value, at the end of period	kr (577)	kr (1,063)